S000031365 [Member] Expense Example, No Redemption - Columbia Dividend Opportunity Fund	May 31, 2025 USD ($)
Columbia Dividend Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Columbia Dividend Opportunity Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Columbia Dividend Opportunity Fund Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Columbia Dividend Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	674
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	1,762
Columbia Dividend Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,897
Columbia Dividend Opportunity Fund Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	1,545
Columbia Dividend Opportunity Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	$ 918